UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

August 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 97.53%
Argentina – 1.51%
@*Cresud ADR	1,442,769	$11,412,303
#Grupo Clarin Class B GDR 144A	353,200	1,173,224
@*IRSA Inversiones y Representaciones ADR	867,000	5,878,260
*†Pampa Energia ADR	95,300	378,341
*YPF ADR	800,000	10,008,000
		28,850,128
Australia – 0.09%
@Alumina ADR	500,000	1,525,000
@†Strike Resources	1,618,461	209,024
		1,734,024
Brazil – 16.31%
@AES Tiete	597,480	6,828,679
†B2W Cia Global Do Varejo	1,117,800	4,460,407
Banco Santander Brasil ADR	2,150,000	16,297,000
*†Brasil Foods ADR	1,450,000	23,359,500
*Braskem ADR	161,000	2,023,770
Centrais Eletricas Brasileiras	2,140,204	13,801,306
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	400,000	17,152,000
*Cia Siderurgica Nacional ADR	935,600	4,509,592
*†Fibria Celulose ADR	4,059,100	31,376,843
Gerdau	2,764,900	20,118,022
*Gerdau ADR	1,700,000	15,181,000
*†Gol Linhas Aereas Inteligentes ADR	2,732,300	13,115,040
†Hypermarcas	4,000,000	26,168,777
Itau Unibanco Holding ADR	1,700,000	26,877,000
Petroleo Brasileiro SA ADR	3,450,000	72,933,000
Petroleo Brasileiro SP ADR	400,000	8,232,000
Tim Participacoes ADR	401,104	7,825,539
Vale ADR	70,000	1,145,900
		311,405,375
China/Hong Kong – 19.36%
†Baidu ADR	100,000	11,144,000
Bank of China	30,000,000	10,907,755
@†Bitauto Holdings ADR	205,400	969,488
China Construction Bank	38,000,000	24,987,268
@*China Huiyuan Juice Group	9,998,000	3,003,544
*China Mengniu Dairy	6,467,000	19,469,498
*China Mobile ADR	600,000	32,214,000
China Petroleum & Chemical	12,166,500	11,451,266
China Telecom	7,280,000	3,998,582
*China Unicom Hong Kong	7,000,000	11,083,104
*China Unicom Hong Kong ADR	1,100,000	17,446,000
*CNOOC ADR	144,000	27,273,600
*†Ctrip.com International ADR	500,000	8,065,000
First Pacific	4,071,002	4,367,065
Fosun International	2,886,500	1,362,127
*†Foxconn International Holdings	14,370,000	4,520,761
@*Guangshen Railway	11,000,000	3,191,098
@*†Hollysys Automation Technologies	550,000	5,170,000
@*†Huadian Power International	22,932,000	6,770,838
@Huaneng Power International ADR	400,000	11,068,000
Industrial & Commercial Bank of China	20,000,000	10,830,395
@*†Jiayuan.com International ADR	14,400	67,968
*Kunlun Energy	10,000,000	17,096,552
PetroChina ADR	120,000	14,436,000
@Shanda Games ADR	2,122,400	8,256,136
*†Sina	350,000	19,635,000
@Sinotrans	15,326,332	2,074,878
*†Sohu.com	780,000	30,552,600
@†Tianjin Development Holdings	15,559,550	6,961,319
@†Tom Group	47,824,000	5,117,867
@Travelsky Technology	8,999,100	4,675,942
@*Uni-President China Holdings	30,469,000	31,427,743
		369,595,394

India – 3.94%
Coal India	383,581	2,427,907
ICICI Bank ADR	200,000	6,506,000
Indiabulls Real Estate GDR	102,021	79,474
#Reliance Industries 144A GDR	1,370,003	37,469,583
Steel Authority of India	2,700,000	3,802,611
United Spirits	1,432,240	24,998,746
		75,284,321
Israel – 0.42%
Israel Chemicals	750,000	8,089,627
		8,089,627
Kingdom of Bahrain – 0.08%
@#Aluminum Bahrain 144A GDR	221,400	1,462,103
		1,462,103
Malaysia – 1.88%
@Hong Leong Bank	3,059,889	13,162,077
@KLCC Property Holdings	5,000,000	9,185,470
†UEM Land Holdings	22,999,975	13,618,163
		35,965,710
Mexico – 5.14%
*Cemex ADR	3,300,000	24,651,000
†Empresas ICA	4,500,000	8,041,129
Fomento Economico Mexicano ADR	146,122	12,347,309
Grupo Financiero Banorte	1,000,000	5,089,687
Grupo Televisa ADR	2,090,000	48,028,200
		98,157,325
Philippines – 0.08%
*Philippine Long Distance Telephone ADR	22,200	1,427,460
		1,427,460
Poland – 0.72%
Jastrzebska Spolka Weglowa	254,155	6,734,411
†Polski Koncern Naftowy Orlen	600,000	7,070,967
		13,805,378
Republic of Korea – 18.50%
KB Financial Group ADR	1,006,900	32,583,284
KCC	118,000	29,453,426
†Korea Electric Power ADR	600,000	6,426,000
KT	226,764	6,880,182
*KT ADR	2,380,000	35,961,800
*†LG Display ADR	1,000,000	11,760,000
LG Uplus	1,840,040	12,334,122
Lotte Chilsung Beverage	23,000	28,359,749
Lotte Confectionery	10,719	15,353,510
Samsung Electronics	88,800	96,570,265
Samsung Life Insurance	250,000	21,278,191
†SK Communications	171,609	1,365,256
SK Telecom	69,471	8,915,258
*SK Telecom ADR	3,204,700	45,955,398
		353,196,441
Russia – 6.10%
†@Chelyabinsk Zink Plant GDR	143,300	314,758
†@Enel OGK-5 GDR	21,161	58,260
=#†Etalon Group GDR 144A	1,616,300	10,021,060
Gazprom ADR	3,100,000	29,961,501
LUKOIL ADR	170,000	9,659,400
LUKOIL ADR (London International Exchange)	167,328	9,504,230
Mobile Telesystems ADR	1,100,000	20,251,001
Rosneft GDR	2,194,500	12,969,495
=Sberbank	6,716,817	19,402,869
*Surgutneftegas ADR	500,000	4,345,000
†@TGK-5 GDR	8,771	4,608
		116,492,182
South Africa – 5.00%
*Anglo American Platinum	80,000	3,992,281
*ArcelorMittal South Africa	1,300,000	6,287,076
@Blue Label Telecoms	1,767,801	1,410,872
Gold Fields ADR	500,000	6,160,000
*Impala Platinum Holdings	500,000	7,921,382
Sasol	400,000	17,283,144
Standard Bank Group	1,600,000	21,155,449
@Sun International	290,543	2,941,770
@Tongaat Hulett	1,000,000	16,914,830
*Vodacom Group	900,000	11,468,970
		95,535,774
Taiwan – 5.02%
Hon Hai Precision Industry	17,930,000	50,873,758
Taiwan Semiconductor Manufacturing	7,000,000	19,510,155

United Microelectronics	55,000,000	22,083,180
Walsin Lihwa	10,711,756	3,376,208
		95,843,301
Thailand – 1.87%
Airports of Thailand-Foreign	10,000,000	21,465,049
Bangkok Bank-Foreign	2,300,000	14,168,529
		35,633,578
Turkey – 1.58%
*Alarko Gayrimenkul Yatirim Ortakligi	97,555	885,230
@Alarko Holding	867,500	1,975,115
†Turkcell Iletisim Hizmet ADR	1,085,000	16,057,999
Turkiye Sise ve Cam Fabrikalari	5,100,968	7,490,079
@*Yazicilar Holding Class A	500,596	3,661,521
		30,069,944
United Kingdom – 0.14%
Anglo American ADR	80,000	1,111,856
@†Griffin Mining	3,056,187	1,504,310
†Mwana Africa	581,129	35,063
		2,651,229
United States – 9.79%
Avon Products	6,450,000	99,652,500
†MEMC Electronic Materials	3,600,000	9,648,000
†Yahoo	5,300,000	77,645,000
		186,945,500
Total Common Stock (cost $2,216,422,962)		1,862,144,794

ΔConvertible Preferred Stock – 0.49%
Mexico – 0.49%
Cemex 3.25% exercise price $10.43, expiration date 3/15/16	10,000,000	9,362,500
Total Convertible Preferred Stock (cost $8,164,220)		9,362,500

Participation Notes – 0.00%
@=#†Lehman Indian Oil CW 12 LEPO 144A	172,132	0
=#†Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	0
Total Participation Notes (cost $8,559,056)		0

ΔPreferred Stock – 3.04%
Brazil – 1.36%
Braskem Class A 3.76%	541,994	3,401,647
Vale Class A 5.49%	1,400,000	22,621,804
		26,023,451
Republic of Korea – 1.06%
Samsung Electronics 0.72%	31,362	20,165,020
		20,165,020
Russia – 0.62%
=AK Transneft 1.41%	7,239	11,821,649
		11,821,649
Total Preferred Stock (cost $44,018,833)		58,010,120

Total Value of Securities Before Securities Lending Collateral – 101.06%
(cost $2,277,165,071)		1,929,517,414

**Securities Lending Collateral – 12.83%
Investment Companies
Delaware Investments Collateral Fund No. 1	245,021,862	245,021,862
†@Mellon GSL Reinvestment Trust II	376,250	0
Total Securities Lending Collateral (cost $245,398,112)		245,021,862

Total Value of Securities – 113.89%
(cost $2,522,563,183)		2,174,539,276	©
**Obligation to Return Securities Lending Collateral – (12.85%)		(245,398,112)
Other Liabilities Net of Receivables and Other Assets – (1.04%)		(19,866,845	)«
Net Assets Applicable to 151,641,942 Shares Outstanding – 100.00%		$1,909,274,319

ΔSecurities have been classified by country of origin.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $167,203,781, which represented 8.76% of the Fund's net assets. See Note 5 in "Notes.”
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2012, the aggregate value of Rule 144A securities was $50,125,970, which represented 2.63% of the Fund’s net assets. See Note 5 in "Notes."
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2012, the aggregate value of fair valued securities was $41,245,578, which represented 2.16% of the Fund's net assets. See Note 1 in "Notes."
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $238,086,747 of securities loaned.
«Includes foreign currency valued at $17,004 with a cost of $18,193.

The following foreign currency exchange contract was outstanding at August 31, 2012:1

Foreign Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	TRY	(1,238,933)	USD	680,995	9/4/12	$34

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional value presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
TRY – Turkish Lira
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,527,515,476
Aggregate unrealized appreciation	$189,931,996
Aggregate unrealized (depreciation)	(542,908,196)
Net unrealized depreciation	$(352,976,200)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$1,828,910,812	$33,233,982	$1,862,144,794
Convertible Preferred Stock	-	9,362,500	9,362,500
Preferred Stock	46,188,471	11,821,649	58,010,120
Securities Lending Collateral	-	245,021,862	245,021,862
Total	$1,875,099,283	$299,439,993	$2,174,539,276

Foreign Currency Exchange Contract	$-	$34	$34

The value of Level 3 investments was zero at the end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended August 31, 2012, there were transfers between levels that had a material impact to the Fund. $11,943,554 transferred from Level 3 investments to Level 2 investments as a result of utilizing a price with an observable input from a vendor which had been utilizing a price with an unobservable input. $18,941,424 transferred from Level 1 investments to Level 2 investments as a result of utilizing the price of a similar asset with an observable input. $762,776,551 transferred from Level 2 investments into Level 1 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2012, the value of securities on loan was $238,086,747, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $245,021,862. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Focus Global Growth Fund

August 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.16%
Australia – 2.09%
BHP Billiton ADR	9,330	$613,914
		613,914
Brazil – 2.74%
BM&F Bovespa	150,020	807,044
		807,044
Denmark – 2.50%
Novo Nordisk Class B	4,675	736,363
		736,363
Finland – 5.25%
Kone Class B	14,450	884,364
Outotec	14,595	659,510
		1,543,874
France – 6.73%
Danone	10,790	672,583
Edenred	25,190	673,075
LVMH Moet Hennessy Louis Vuitton	3,892	635,518
		1,981,176
India – 1.44%
Infosys Technologies ADR	10,000	425,300
		425,300
Ireland – 2.85%
Experian	52,634	839,066
		839,066
Netherlands – 1.96%
Core Laboratories	4,710	575,515
		575,515
Spain – 2.31%
Inditex	6,100	678,441
		678,441
Switzerland – 12.02%
†Givaudan	620	585,249
Kuehne & Nagel International	5,740	653,680
Roche Holding	3,611	657,508
SGS	390	786,946
Syngenta	2,535	854,916
		3,538,299
Taiwan – 2.32%
Taiwan Semiconductor Manufacturing ADR	46,484	683,315
		683,315
United Kingdom – 12.66%
Admiral Group	41,666	784,625
Aggreko	22,530	844,246
Compass Group	64,161	722,293
Intertek Group	17,875	798,951
Pearson	30,375	576,342
		3,726,457
United States – 43.29%
†Adobe Systems	18,185	568,645
Allergan	8,015	690,332
†Apple	2,270	1,510,094
†BMC Software	16,180	669,852
†Crown Castle International	14,125	896,372
†Google Class A	1,205	825,533
†IntercontinentalExchange	5,200	710,840
Intuit	12,490	731,165
MasterCard Class A	2,270	959,982
†MSCI Class A	19,010	666,871
NIKE Class B	6,105	594,383
Perrigo	5,380	591,639
†Polycom	30,025	312,861
†priceline.com	1,200	725,484
QUALCOMM	14,270	877,034

†Teradata	8,800	672,144
†VeriFone Systems	21,265	738,746
		12,741,977
Total Common Stock (cost $24,732,316)		28,890,741

	Principal
	Amount (U.S. $)
Short-Term Investments– 1.69%
≠Discount Notes – 0.45%
Federal Home Loan Bank
0.11% 9/5/12	$102,281	102,280
0.12% 9/28/12	30,269	30,268
		132,548
Repurchase Agreements – 0.44%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $55,496
(collateralized by U.S. government obligations 0.00%-5.25%
8/22/13-5/15/42; market value $56,605)	55,495	55,495

BNP Paribas 0.16%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $72,583
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $74,033)	72,581	72,581
		128,076
≠U.S. Treasury Obligations – 0.80%
United States Treasury Bills
0.092% 9/20/12	76,503	76,500
0.106% 9/6/12	159,151	159,151
		235,651
Total Short-Term Investments (cost $496,269)		496,275

Total Value of Securities – 99.85%
(cost $25,228,585)		29,387,016
Receivables and Other Assets Net of Liabilities – 0.15%		45,626	«
Net Assets Applicable to 1,920,099 Shares Outstanding – 100.00%		$29,432,642

ΔSecurities have been classified by country of origin.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $0 with a cost of $408.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Investment company securities are valued at net assets value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,415,668
Aggregate unrealized appreciation	$4,961,500
Aggregate unrealized depreciation	(990,152)
Net unrealized appreciation	$3,971,348

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$28,890,741	$-	$28,890,741
Short-Term Investments	-	496,275	496,275
Total	$28,890,741	$496,275	$29,387,016

There were no unobservable inputs used to value investments at the beginning or end of the period.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended August 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $4,057,472 was transferred from Level 2 investments to Level 1 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. There were no transfers of Level 3 investments that had a material impact to the Fund during the period. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts (and foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts (and foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2012.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. The Fund had no securities out on loan as of August 31, 2012.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities and no securities have been determined to be Illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.39%
Canada – 3.65%
†AuRico Gold	57,856	$402,002
†CGI Group Class A	20,125	525,453
		927,455
China/Hong Kong – 4.19%
CNOOC	211,000	399,369
Techtronic Industries	257,000	390,340
Yue Yuen Industrial Holdings	95,500	275,814
		1,065,523
Denmark – 1.75%
Carlsberg Class B	5,136	444,807
		444,807
France – 9.04%
Alstom	6,628	236,049
AXA	24,522	355,068
Lafarge	4,804	229,137
PPR	2,830	442,169
Sanofi	2,558	209,329
Teleperformance	14,902	368,748
Total	9,181	458,581
		2,299,081
Germany – 2.60%
Bayerische Motoren Werke	3,380	245,173
Deutsche Post	21,399	415,778
		660,951
Israel – 2.01%
Teva Pharmaceutical Industries ADR	12,900	510,582
		510,582
Japan – 8.36%
Don Quijote	9,300	338,689
East Japan Railway	7,200	481,932
ITOCHU	38,853	394,064
Mitsubishi UFJ Financial Group	69,354	315,386
Nitori Holdings	2,657	266,090
Toyota Motor	8,350	330,118
		2,126,279
Netherlands – 0.39%
Koninklijke Philips Electronics	4,282	98,470
		98,470
Norway – 1.49%
Subsea 7	16,524	379,823
		379,823
Panama – 0.70%
Copa Holdings Class A	2,300	178,549
		178,549
Republic of Korea – 1.28%
Hyundai Home Shopping Network	3,206	325,184
		325,184
Russia – 1.27%
Mobile Telesystems ADR	17,500	322,175
		322,175
Switzerland – 4.74%
†Aryzta	11,610	571,073
Novartis	6,840	403,091
Transocean	4,700	230,441
		1,204,605
United Kingdom – 9.35%
Greggs	54,860	427,520
National Grid	32,327	350,832
Rexam	76,640	515,717
Rio Tinto	7,893	342,827
Standard Chartered	19,469	430,153
Vodafone Group	108,189	311,785
		2,378,834
United States – 48.57%
Abbott Laboratories	11,000	720,940
†AGCO	8,800	370,392

American Express	7,600	443,080
Carnival	14,100	488,988
Caterpillar	4,300	366,919
Chevron	6,500	729,039
*Cintas	4,600	185,932
Cooper Industries	7,300	533,995
†Dell	5,900	62,481
†Delphi Automotive	19,700	596,713
Goldman Sachs Group	4,300	454,596
Intel	4,800	119,184
International Business Machines	2,600	506,610
Johnson & Johnson	10,500	708,015
JPMorgan Chase	15,900	590,526
Lowe's	13,400	381,632
Microsoft	23,400	721,188
†Mylan	26,400	622,248
Newmont Mining	12,500	633,500
Omnicom Group	10,000	513,700
Pfizer	24,600	586,956
Rent-A-Center	12,800	451,584
Time Warner	13,200	548,460
Travelers	9,300	602,082
Viacom Class B	8,200	410,082
		12,348,842
Total Common Stock (cost $23,566,841)		25,271,160

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.35%
≠Discount Notes – 0.10%
Federal Home Loan Bank
0.11% 9/5/12	$10,572	10,571
0.115% 9/21/12	10,003	10,003
0.12% 9/28/12	3,825	3,824
		24,398
Repurchase Agreements – 0.14%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $15,242
(collateralized by U.S. government obligations 0.00%-5.25%
8/22/13-5/15/42; market value $15,546)	15,242	15,242

BNP Paribas 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $19,934
(collateralized by -U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $20,333)	19,934	19,934
		35,176
≠U.S. Treasury Obligations – 0.11%
U.S. Treasury Bills
0.092% 9/20/12	12,939	12,938
0.106% 9/6/12	16,449	16,450
		29,388
Total Short-Term Investments (cost $88,961)		88,962

Total Value of Securities Before Securities Lending Collateral – 99.74%
(cost $23,655,802)		25,360,122

	Number of
	Shares
**Securities Lending Collateral – 0.19%
Investment Companies
Delaware Investments Collateral Fund No. 1	47,649	47,649
†@Mellon GSL Reinvestment Trust II	142,101	0
Total Securities Lending Collateral (cost $189,750)		47,649

Total Value of Securities – 99.93%
(cost $23,845,552)		25,407,771	©
**Obligation to Return Securities Lending Collateral – (0.75%)		(189,750)
Receivables and Other Assets Net of Other Liabilities – 0.82%		208,551	«
Net Assets Applicable to 2,966,398 Shares Outstanding – 100.00%		$25,426,572

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
©Includes $185,932 of securities loaned.
«Includes foreign currency valued at $(5) with a cost of $(5).

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$24,191,210
Aggregate unrealized appreciation	$3,021,733
Aggregate unrealized (depreciation)	(1,805,172)
Net unrealized appreciation	$1,216,561

For federal income tax purposes, at November 30, 2011, capital loss carryforwards of $28,322,037 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $15,779,360 expires in 2016 and $12,542,677 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$25,271,160	$-	$25,271,160
Short-Term Investments	-	88,962	88,962
Securities Lending Collateral	-	47,649	47,649
Total	$25,271,160	$136,611	$25,407,771

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended August 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $7,991,276 transferred from Level 2 investments into Level 1 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the period ended August 31, 2012, there were no transfers between Level 1 investments and Level 3 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2012.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2012, the value of securities on loan was $185,932, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $47,649. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.95%
Australia – 2.59%
Coca-Cola Amatil	407,055	$5,757,593
		5,757,593
Canada – 9.41%
†AuRico Gold	631,303	4,386,494
†CGI Group Class A	350,228	9,144,260
Yamana Gold	434,176	7,425,275
		20,956,029
China/Hong Kong – 7.16%
CNOOC	2,832,000	5,360,241
Techtronic Industries	3,562,000	5,410,086
Yue Yuen Industrial Holdings	1,793,500	5,179,817
		15,950,144
Denmark – 2.07%
Carlsberg Class B	53,242	4,611,059
		4,611,059
France – 18.49%
Alstom	132,282	4,711,088
AXA	325,685	4,715,782
Cie de Saint-Gobain	58,186	1,996,475
Lafarge	49,326	2,352,706
PPR	28,658	4,477,629
Publicis Groupe	72,312	3,753,815
Sanofi	75,784	6,201,624
Teleperformance	256,526	6,347,700
Total	132,583	6,622,375
		41,179,194
Germany – 4.06%
Bayerische Motoren Werke	44,164	3,203,492
Deutsche Post	299,900	5,827,000
		9,030,492
Israel – 4.13%
Teva Pharmaceutical Industries ADR	232,600	9,206,308
		9,206,308
Japan – 15.98%
Don Quijote	146,400	5,331,627
East Japan Railway	104,144	6,970,870
ITOCHU	506,660	5,138,763
Mitsubishi UFJ Financial Group	1,319,357	5,999,758
Nitori Holdings	23,397	2,343,137
Sumitomo Rubber Industries	203,083	2,477,413
Toyota Motor	184,900	7,310,027
		35,571,595
Netherlands – 0.70%
Koninklijke Philips Electronics	67,524	1,552,798
		1,552,798
Norway – 2.41%
*Subsea 7	233,380	5,364,502
		5,364,502
Panama – 1.02%
Copa Holdings Class A	29,300	2,274,559
		2,274,559
Republic of Korea – 1.37%
Hyundai Home Shopping Network	30,167	3,059,830
		3,059,830
Russia – 1.57%
Mobile Telesystems ADR	189,900	3,496,059
		3,496,059
Sweden – 3.78%
Meda Class A	275,875	2,720,155
Nordea Bank	614,760	5,685,647
		8,405,802
Switzerland – 7.47%
*†Aryzta	163,247	8,029,803
Novartis	102,470	6,038,698
Transocean	52,055	2,552,257
		16,620,758

United Kingdom – 14.74%
*Greggs	451,675	3,519,868
National Grid	406,618	4,412,868
Rexam	1,210,224	8,143,714
Rio Tinto	84,592	3,674,192
Standard Chartered	193,148	4,267,458
TESCO	1,056,484	5,646,415
Vodafone Group	1,094,802	3,155,063
		32,819,578
Total Common Stock (cost $210,285,739)		215,856,300

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.62%
≠Discount Notes – 0.68%
Federal Home Loan Bank
0.11% 9/5/12	$120,741	120,741
0.115% 9/21/12	240,665	240,658
0.12% 9/28/12	1,168,498	1,168,459
		1,529,858

Repurchase Agreements – 3.74%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $3,607,615
(collateralized by U.S. government obligations 0.00%-5.25%
8/22/13-5/15/42; market value $3,679,694)	3,607,543	3,607,543

BNP Paribas 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $4,718,390
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $4,812,662)	4,718,296	4,718,296
		8,325,839
≠U.S. Treasury Obligations – 0.20%
U.S. Treasury Bills
0.092% 9/20/12	252,434	252,424
0.106% 9/6/12	187,875	187,874
		440,298
Total Short-Term Investments (cost $10,295,915)		10,295,995

Total Value of Securities Before Securities Lending Collateral – 101.57%
(cost $220,581,654)		226,152,295

	Number of
	Shares
**Securities Lending Collateral – 0.55%
Investment Companies
Delaware Investments Collateral Fund No. 1	1,230,018	1,230,018
†@Mellon GSL Reinvestment Trust II	1,475,413	0
Total Securities Lending Collateral (cost $2,705,431)		1,230,018

Total Value of Securities – 102.12%
(cost $223,287,085)		227,382,313 ©
**Obligation to Return Securities Lending Collateral – (1.21%)		(2,705,431)
Other Liabilities Net of Receivables and Other Assets – (0.91%)		(2,024,651)
Net Assets Applicable to 20,314,783 Shares Outstanding – 100.00%		$222,652,231

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At August 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
©Includes $2,434,644 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$233,561,030
Aggregate unrealized appreciation	$30,341,473
Aggregate unrealized (depreciation)	(36,520,190)
Net unrealized depreciation	$(6,178,717)

For federal income tax purposes, at November 30, 2011, capital loss carryforwards of $201,191,090 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $79,163,033 expires in 2016, $113,289,581 expires in 2017 and $8,738,476 expires in 2019.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$215,856,300	$-	$215,856,300
Short-Term Investments	-	10,295,996	10,295,995
Securities Lending Collateral	-	1,230,018	1,230,018
Total	$215,856,300	$11,526,014	$227,382,313

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended August 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $162,783,945 transferred from Level 2 investments into Level 1 investments as a result of the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the period ended August 31, 2012, there were no transfers between Level 1 investments and Level 3 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2012.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2012, the value of securities on loan was $2,434,644, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2012, the value of invested collateral was $1,230,018. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Macquarie Global Infrastructure Fund

August 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 93.94%
Australia – 11.24%
Asciano	152,214	$704,558
Australian Infrastructure Fund	101,594	323,298
Sydney Airport	128,508	431,517
Transurban Group	395,951	2,475,035
		3,934,408
Brazil – 2.25%
Energias do Brasil	64,900	406,044
†LLX Logistica	141,000	217,415
Transmissora Alianca de Energia Eletrica	4,500	162,939
		786,398
Canada – 7.57%
Enbridge	34,012	1,338,952
TransCanada	29,055	1,308,558
		2,647,510
*China – 7.72%
Beijing Capital International Airport	240,200	164,140
Beijing Enterprises Holdings	125,000	826,784
China Merchants Holdings International	74,587	213,973
COSCO Pacific	557,714	688,159
Dalian Port PDA	1,526,000	302,998
Jiangsu Expressway	614,300	506,112
		2,702,166
France – 7.81%
Aeroports de Paris	10,137	803,526
Eutelsat Communications	7,965	244,888
GDF Suez	35,312	869,571
Groupe Eurotunnel	61,020	457,508
Vinci	8,188	356,294
		2,731,787
Germany – 6.36%
E.ON	43,405	998,424
Fraport Frankfurt Airport Services Worldwide	15,488	863,040
Hamburger Hafen und Logistik	14,980	365,213
		2,226,677
Italy – 3.65%
Atlantia	85,220	1,197,499
SIAS	11,358	81,444
		1,278,943
Japan – 4.48%
Japan Airport Terminal	14,139	165,077
Kamigumi	33,000	265,147
Osaka Gas	86,000	375,704
Tokyo Gas	76,000	419,390
West Japan Railway	7,793	340,947
		1,566,265
Mexico – 0.51%
†OHL Mexico	118,256	178,184
		178,184
Netherlands – 1.67%
Koninklijke Vopak	9,100	583,838
		583,838
Singapore – 1.06%
Hutchison Port Holdings Trust	528,000	369,600
		369,600
Spain – 3.81%
Abertis Infraestructuras	83,321	1,131,504
Enagas	10,829	201,142
		1,332,646

Switzerland – 1.56%
Flughafen Zuerich	1,416	545,186
		545,186
United Kingdom – 9.00%
Centrica	136,631	708,752
National Grid	127,708	1,385,966
Severn Trent	17,690	486,206
SSE	18,319	397,909
United Utilities Group	15,228	171,429
		3,150,262
United States – 25.25%
American Electric Power	14,567	626,235
American Tower	1,200	84,480
American Water Works	11,125	410,179
Corrections Corporation of America	14,879	495,619
†Crown Castle International	2,500	158,650
Dominion Resources	11,430	599,846
Duke Energy	10,833	701,762
Exelon	23,400	853,398
ITC Holdings	2,190	157,636
Kinder Morgan	29,473	1,054,250
NextEra Energy	8,830	594,347
PG&E	16,360	710,188
Southern	12,200	553,026
Spectra Energy	36,940	1,043,924
Williams	24,600	793,842
		8,837,382
Total Common Stock (cost $32,472,046)		32,871,252

U.S. Master Limited Partnerships – 2.46%
El Paso Pipeline Partners	3,694	133,686
Enbridge Energy Partners	4,500	132,570
Enterprise Products Partners	4,665	249,111
Magellan Midstream Partners	3,025	250,984
Williams Partners	1,810	93,360
Total U.S. Master Limited Partnerships (cost $777,172)		859,711

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.18%
Repurchase Agreements – 3.18%
Bank of America 0.18%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $482,266
(collateralized by U.S. government obligations 0.00%-5.25%
8/22/13-5/15/42; market value $491,901)	482,256	482,256

BNP Paribas 0.16%, dated 8/31/12, to be
repurchased on 9/4/12, repurchase price $630,754
(collateralized by U.S. government obligations 0.25%-2.00%
8/31/14-2/15/22; market value $643,357)	630,742	630,742
Total Short-Term Investments (cost $1,112,998)		1,112,998

Total Value of Securities – 99.58%
(cost $34,362,216)		34,843,961
Receivables and Other Assets Net of Liabilities – 0.42%		148,473	«
Net Assets Applicable to 3,721,561 Shares Outstanding – 100.00%		$34,992,434

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Securities listed and traded on the Hong Kong Stock Exchange.
«Includes foreign currency valued at $8,559 with a cost of $8,567.

The following foreign currency exchange contracts were outstanding at August 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(9,311)	USD	9,614	9/4/12	$(3)
MNB	HKD	423,857	USD	(54,687)	9/4/12	(37)
						$(40)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AUD – Australian Dollar
HKD – Hong Kong Dollar
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Macquarie Global Infrastructure Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2010–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on August 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$34,987,745
Aggregate unrealized appreciation	$2,122,414
Aggregate unrealized depreciation	(2,266,198)
Net unrealized depreciation	$(143,784)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

	Level 1	Level 2	Total
Common Stock	$32,871,252	$-	$32,871,252
U.S. Master Limited Partnership	859,711	-	859,711
Short-Term Investments	-	1,112,998	1,112,998
Total	$33,730,963	$1,112,998	$34,843,961

Foreign Currency Exchange Contracts	$-	$(40)	$(40)

There were no unobservable inputs used to value investments at the beginning or end of the period. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended August 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. $10,636,102 transferred from Level 2 investments to Level 1 investments due to the Fund utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. There were no transfers into or out of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. The Fund had no securities out on loan as of August 31, 2012.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2012, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: